Fair Value Measurements - Summary of Company's Assets and Liabilities that were Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021
Fair Value, Recurring [Member]
Assets
Financial Assets	$ 454,713	$ 109,703
Liabilities
Financial Liabilities	26,868	75,843
Fair Value, Recurring [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Financial Liabilities		75,843
Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Common Stock Warrant Liabilities [Member]
Liabilities
Financial Liabilities	26,868
Money Market Funds [Member]
Assets
Financial Assets	454,713	109,703
Level 1 | Fair Value, Recurring [Member]
Assets
Financial Assets	454,713	109,703
Liabilities
Financial Liabilities	0
Level 1 | Money Market Funds [Member]
Assets
Financial Assets	454,713	109,703
Level 3 | Fair Value, Recurring [Member]
Liabilities
Financial Liabilities	26,868	75,843
Level 3 | Fair Value, Recurring [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Financial Liabilities		$ 75,843
Level 3 | Private Placement Warrants [Member] | Fair Value, Recurring [Member] | Common Stock Warrant Liabilities [Member]
Liabilities
Financial Liabilities	$ 26,868